Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ March 31, 2023 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Commercial Mortgage-Backed Securities (2.3%)
	$400	Credit Suisse Mortgage Trust, Class A, 1 Month Term SOFR + 3.14% (a)	7.97	(b)%	09/09/24	$396,776
	500	J.P. Morgan Chase Commercial Mortgage Securities Trust, 1 Month Term SOFR + 2.18% (a)	7.006	(b)	09/15/39	498,749
GBP	206	Taurus 2018-2 UK DAC, 3 Month GBP SONIA + 1.22% (United Kingdom)	5.315	(b)	05/22/28	252,102
		Total Commercial Mortgage-Backed Securities (Cost $1,133,493)				1,147,627

		Corporate Bonds (94.0%)
		Basic Materials (3.1%)
	$375	Celanese U.S. Holdings LLC	6.165		07/15/27	377,672
	150	DuPont de Nemours, Inc.	5.319		11/15/38	151,191
	225	Glencore Funding LLC (Australia) (a)	2.50		09/01/30	188,606
	200	Minsur SA (Peru) (a)	4.50		10/28/31	170,688
	500	Newcastle Coal Infrastructure Group Pty Ltd. (Australia) (a)	4.40		09/29/27	451,369
	200	NOVA Chemicals Corp. (Canada) (a)	4.875		06/01/24	197,550
						1,537,076
		Communications (9.5%)
	75	Airbnb, Inc. (c)	0.00		03/15/26	65,775
	75	Amazon.com, Inc.	3.10		05/12/51	56,889
	175	Amazon.com, Inc.	4.10		04/13/62	154,245
	175	Amazon.com, Inc.	4.70		12/01/32	179,503
	538	AT&T, Inc.	3.55		09/15/55	386,862
	100	AT&T, Inc.	4.50		05/15/35	93,471
	200	Baidu, Inc. (China)	1.72		04/09/26	180,929
	200	Charter Communications Operating LLC/Charter Communications Operating Capital	2.80		04/01/31	161,092
	375	Charter Communications Operating LLC/Charter Communications Operating Capital	3.50		03/01/42	253,685
	25	Charter Communications Operating LLC/Charter Communications Operating Capital	5.125		07/01/49	19,815
	275	Comcast Corp.	2.937		11/01/56	183,374
	175	Comcast Corp.	3.75		04/01/40	150,460
	375	Level 3 Financing, Inc. (a)	3.40		03/01/27	296,941
	200	NBN Co. Ltd. (Australia) (a)	2.50		01/08/32	163,591
	350	NBN Co. Ltd. (Australia) (a)	2.625		05/05/31	293,743
	200	Ooredoo International Finance Ltd. (Qatar) (a)	2.625		04/08/31	173,747
	350	Rogers Communications, Inc. (Canada) (a)	4.55		03/15/52	288,195
	225	Sirius XM Radio, Inc. (a)	3.875		09/01/31	175,159
	80	Spotify USA, Inc. (c)	0.00		03/15/26	67,360
	100	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (a)	4.738		03/20/25	99,279
	250	T-Mobile USA, Inc.	2.25		11/15/31	204,841
	150	T-Mobile USA, Inc.	3.30		02/15/51	106,827
	375	Tencent Holdings Ltd. (China) (a)	3.595		01/19/28	354,307
	60	Uber Technologies, Inc. (c)	0.00		12/15/25	53,087
	150	Verizon Communications, Inc.	1.75		01/20/31	121,054
	100	Verizon Communications, Inc.	2.65		11/20/40	71,481
	255	Verizon Communications, Inc.	2.987		10/30/56	166,098
	50	Verizon Communications, Inc.	3.40		03/22/41	39,801
	100	Vodafone Group PLC (United Kingdom)	4.375		02/19/43	84,974
	100	Walt Disney Co.	3.50		05/13/40	85,093
	75	Wayfair, Inc.	0.625		10/01/25	55,333
						4,787,011

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ March 31, 2023 (unaudited) continued

		Consumer, Cyclical (7.2%)
	402	Alaska Airlines 2020-1 Class A Pass Through Trust (a)	4.80	02/15/29	390,845
	80	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (a)	5.75	04/20/29	76,824
	125	Brunswick Corp.	5.10	04/01/52	92,221
	175	Dick's Sporting Goods, Inc.	4.10	01/15/52	124,665
	300	General Motors Co.	6.60	04/01/36	309,211
	25	General Motors Co.	6.75	04/01/46	25,321
	475	Hyundai Capital America (a)	3.00	02/10/27	436,070
	260	JetBlue Pass Through Trust, Series AA	2.75	11/15/33	220,137
	125	Lowe's Cos., Inc.	3.00	10/15/50	83,132
	125	Lowe's Cos., Inc.	5.80	09/15/62	126,058
	55	Macy's Retail Holdings LLC (a)	5.875	03/15/30	48,879
	450	Marriott International, Inc., Series HH	2.85	04/15/31	383,629
	75	McDonald's Corp.	4.45	09/01/48	69,727
	300	Nissan Motor Acceptance Co. LLC (a)	1.85	09/16/26	259,841
	155	Peloton Interactive, Inc. (c)	0.00	02/15/26	118,461
	200	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)	4.625	04/16/29	154,622
	125	Starbucks Corp.	2.25	03/12/30	107,835
	75	Starbucks Corp.	2.55	11/15/30	65,311
	50	Starbucks Corp.	4.80	02/15/33	50,494
	200	Warnermedia Holdings, Inc. (a)	4.279	03/15/32	178,704
	100	Warnermedia Holdings, Inc. (a)	5.05	03/15/42	83,734
	275	Warnermedia Holdings, Inc. (a)	5.141	03/15/52	223,120
					3,628,841
		Consumer, Non-Cyclical (8.8%)
	125	AbbVie, Inc.	4.05	11/21/39	111,817
	75	AbbVie, Inc.	4.40	11/06/42	68,605
	25	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.35	06/01/40	23,242
	50	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.375	04/15/38	47,526
	236	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.60	04/15/48	222,956
	425	Ashtead Capital, Inc. (United Kingdom) (a)	5.55	05/30/33	420,358
	350	BAT Capital Corp. (United Kingdom)	2.259	03/25/28	300,329
	150	BAT Capital Corp. (United Kingdom)	3.734	09/25/40	107,378
	235	Cedars-Sinai Health System, Series 2021	2.288	08/15/31	198,541
	500	Centene Corp.	2.50	03/01/31	405,350
	175	CVS Health Corp.	1.75	08/21/30	142,346
	100	CVS Health Corp.	3.75	04/01/30	93,631
	75	General Mills, Inc.	4.95	03/29/33	76,203
	50	Global Payments, Inc.	2.90	11/15/31	40,986
	125	Global Payments, Inc.	5.40	08/15/32	122,666
EUR	100	Grifols SA (Spain) (a)	2.25	11/15/27	92,416
	$325	HCA, Inc.	3.50	07/15/51	224,858
	100	Humana, Inc.	5.50	03/15/53	101,919
	500	Imperial Brands Finance PLC (United Kingdom) (a)	3.125	07/26/24	484,566
	225	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. (a)	2.50	01/15/27	200,073
	150	JDE Peet's NV (Netherlands) (a)	1.375	01/15/27	130,362
	125	Philip Morris International, Inc.	5.375	02/15/33	127,789
EUR	100	Q-Park Holding I BV (Netherlands) (a)	1.50	03/01/25	100,236
	$225	Smithfield Foods, Inc. (a)	3.00	10/15/30	179,689
	325	Transurban Finance Co. Pty Ltd. (Australia) (a)	2.45	03/16/31	265,277
	100	UnitedHealth Group, Inc.	5.875	02/15/53	112,577
					4,401,696
		Energy (7.7%)
	175	BP Capital Markets PLC (United Kingdom)	4.875	03/22/30 (d)	159,578
	125	Continental Resources, Inc. (a)	2.268	11/15/26	111,128
	275	Continental Resources, Inc. (a)	2.875	04/01/32	213,709
	350	Coterra Energy, Inc.	3.90	05/15/27	334,285
	275	Diamondback Energy, Inc.	3.125	03/24/31	238,645

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ March 31, 2023 (unaudited) continued

250	Enbridge, Inc. (Canada)	2.50	08/01/33	201,662
200	Enbridge, Inc. (Canada)	5.70	03/08/33	208,149
125	Enterprise Products Operating LLC	3.30	02/15/53	90,656
125	Enterprise Products Operating LLC	3.95	01/31/60	98,272
50	Enterprise Products Operating LLC	5.35	01/31/33	51,845
200	EQT Corp.	5.70	04/01/28	199,982
175	Exxon Mobil Corp.	3.452	04/15/51	139,590
175	HF Sinclair Corp.	5.875	04/01/26	176,975
100	Kinder Morgan, Inc.	3.60	02/15/51	71,009
225	Midwest Connector Capital Co. LLC (a)	4.625	04/01/29	211,195
275	ONEOK, Inc.	3.10	03/15/30	240,563
75	ONEOK, Inc.	3.40	09/01/29	66,918
200	Rockies Express Pipeline LLC (a)	3.60	05/15/25	187,243
325	Sabine Pass Liquefaction LLC	4.50	05/15/30	313,652
75	Shell International Finance BV (Netherlands)	3.125	11/07/49	56,049
200	Transportadora de Gas Internacional SA ESP (Colombia) (a)	5.55	11/01/28	190,340
200	Var Energi ASA (Norway) (a)	7.50	01/15/28	207,450
125	Williams Cos., Inc.	5.30	08/15/52	118,195
				3,887,090
	Finance (37.4%)
300	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	1.65	10/29/24	280,832
250	Ally Financial, Inc.	5.75	11/20/25	235,391
150	American Express Co.	4.90	02/13/26	151,502
226	American International Group, Inc.	5.125	03/27/33	224,783
150	American National Group, Inc. (a)	6.144	06/13/32	145,914
225	Aon Corp./Aon Global Holdings PLC	2.60	12/02/31	188,993
50	Athene Global Funding (a)	1.608	06/29/26	43,235
200	Australia & New Zealand Banking Group Ltd. (Australia) (a)	2.57	11/25/35	154,503
150	Aviation Capital Group LLC (a)	6.25	04/15/28	150,231
200	Banco de Credito e Inversiones SA (Chile) (a)	2.875	10/14/31	162,150
400	Banco Santander SA (Spain)	1.722	09/14/27	349,571
200	Banco Santander SA (Spain)	4.175	03/24/28	187,941
300	Bank Hapoalim BM (Israel) (a)	3.255	01/21/32	250,650
875	Bank of America Corp.	2.687	04/22/32	730,752
275	Bank of America Corp.	3.846	03/08/37	234,712
425	Bank of America Corp.	4.571	04/27/33	404,875
550	Bank of Ireland Group PLC (Ireland) (a)	2.029	09/30/27	476,493
250	Bank of Montreal (Canada)	5.203	02/01/28	252,184
175	Belrose Funding Trust (a)	2.33	08/15/30	136,206
250	BPCE SA (France) (a)	3.116	10/19/32	187,638
250	BPCE SA (France) (a)	3.648	01/14/37	196,691
400	BPCE SA (France) (a)	5.15	07/21/24	392,523
500	CaixaBank SA (Spain) (a)	6.208	01/18/29	503,517
325	Capital One Financial Corp.	5.817	02/01/34	314,352
100	Carlyle Finance Subsidiary LLC (a)	3.50	09/19/29	91,641
250	Charles Schwab Corp., Series G	5.375	06/01/25 (d)	238,125
400	CI Financial Corp. (Canada)	4.10	06/15/51	242,741
425	Citigroup, Inc.	3.057	01/25/33	359,974
575	Citigroup, Inc.	3.785	03/17/33	515,981
150	CNO Global Funding (a)	1.75	10/07/26	134,586
105	Coinbase Global, Inc. (a)	3.375	10/01/28	64,946
200	Commerzbank AG (Germany) (a)	8.125	09/19/23	197,162
325	Corporate Office Properties LP	2.75	04/15/31	241,124
475	Credit Suisse Group AG (Switzerland) (a)	9.016	11/15/33	564,015
150	Deutsche Bank AG (Germany)	2.222	09/18/24	145,891
200	Extra Space Storage LP	3.90	04/01/29	184,445
375	F&G Annuities & Life, Inc. (a)	7.40	01/13/28	377,607
300	First-Citizens Bank & Trust Co.	2.969	09/27/25	272,780
675	Global Atlantic Fin Co. (a)	4.40	10/15/29	598,750
350	Goldman Sachs Group, Inc.	2.615	04/22/32	291,765

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ March 31, 2023 (unaudited) continued

	175	Goldman Sachs Group, Inc.	2.64	02/24/28	159,791
	200	Grupo Aval Ltd. (Colombia) (a)	4.375	02/04/30	154,880
	375	High Street Funding Trust I (a)	4.111	02/15/28	358,324
	475	Intact Financial Corp. (Canada) (a)	5.459	09/22/32	480,810
	250	Intesa Sanpaolo SpA (Italy) (a)	7.00	11/21/25	254,543
	175	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.	2.625	10/15/31	133,903
	625	JPMorgan Chase & Co.	1.953	02/04/32	503,210
	325	JPMorgan Chase & Co.	3.54	05/01/28	307,602
	50	JPMorgan Chase & Co.	3.964	11/15/48	41,485
	200	JPMorgan Chase & Co.	4.565	06/14/30	194,853
	75	KKR Group Finance Co. XII LLC (a)	4.85	05/17/32	72,295
	400	LeasePlan Corp. NV (Netherlands) (a)	2.875	10/24/24	380,257
	275	Life Storage LP	2.40	10/15/31	221,986
	225	Macquarie Group Ltd. (Australia) (a)	2.871	01/14/33	182,440
	300	Marsh & McLennan Cos., Inc.	5.875	08/01/33	325,333
	200	MDGH GMTN (RSC) Ltd. (United Arab Emirates) (a)	4.50	11/07/28	199,420
	150	Metropolitan Life Global Funding I (a)	2.95	04/09/30	132,359
	325	National Australia Bank Ltd. (Australia) (a)	2.332	08/21/30	254,012
	200	Nordea Bank Abp (Finland) (a)	5.375	09/22/27	201,097
	200	Oversea-Chinese Banking Corp. Ltd. (Singapore) (a)	1.832	09/10/30	183,571
	300	Radian Group, Inc.	4.875	03/15/27	282,422
	125	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (a)	3.875	03/01/31	103,767
	350	Sabra Health Care LP	3.20	12/01/31	257,091
	250	Santander U.K. Group Holdings PLC (United Kingdom)	6.833	11/21/26	253,453
	225	Shinhan Bank Co. Ltd. (Korea, Republic of) (a)	4.00	04/23/29	206,504
	125	Stewart Information Services Corp.	3.60	11/15/31	98,428
	250	Sun Communities Operating LP	5.70	01/15/33	250,480
	200	Swedbank AB (Sweden) (a)	3.356	04/04/25	192,980
	275	Synchrony Bank	5.625	08/23/27	252,743
	175	Synovus Financial Corp.	5.20	08/11/25	153,840
	200	Toronto-Dominion Bank (Canada)	8.125	10/31/82	203,500
	350	UniCredit SpA (Italy) (a)	7.83	12/04/23	353,247
	350	VICI Properties LP/VICI Note Co., Inc. (a)	3.875	02/15/29	311,551
	125	VICI Properties LP/VICI Note Co., Inc. (a)	5.75	02/01/27	122,828
	100	Westpac Banking Corp. (Australia)	2.668	11/15/35	77,966
					18,740,143
		Health Care (1.0%)
	275	Adventist Health System	5.43	03/01/32	276,241
	225	CommonSpirit Health	6.073	11/01/27	231,152
					507,393
		Industrials (3.3%)
	250	Arrow Electronics, Inc.	6.125	03/01/26	250,654
	150	Berry Global, Inc. (a)	5.50	04/15/28	149,585
	125	Boeing Co.	2.95	02/01/30	110,428
	125	Boeing Co.	3.25	02/01/35	102,198
	425	Jacobs Engineering Group, Inc.	5.90	03/01/33	425,931
	300	Silgan Holdings, Inc. (a)	1.40	04/01/26	269,226
EUR	100	Standard Industries, Inc. (a)	2.25	11/21/26	94,383
	$300	Vontier Corp.	2.95	04/01/31	240,417
					1,642,822
		Technology (4.6%)
	125	Apple, Inc.	2.375	02/08/41	93,689
	400	Apple, Inc.	2.95	09/11/49	302,486
	75	Broadcom, Inc. (a)	3.187	11/15/36	56,900
	250	Dell International LLC/EMC Corp. (a)	3.45	12/15/51	162,960
	100	Intel Corp.	2.80	08/12/41	72,629
	75	Intel Corp.	3.25	11/15/49	53,451

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ March 31, 2023 (unaudited) continued

100	Intel Corp.	5.90	02/10/63	103,048
150	International Business Machines Corp.	2.85	05/15/40	110,730
300	Kyndryl Holdings, Inc.	2.70	10/15/28	251,525
500	Micron Technology, Inc.	2.703	04/15/32	400,658
150	Microsoft Corp.	2.525	06/01/50	106,286
175	NXP BV/NXP Funding LLC/NXP USA, Inc. (China)	2.65	02/15/32	143,612
200	Oracle Corp.	3.60	04/01/50	142,063
75	Oracle Corp.	3.85	07/15/36	64,185
75	Oracle Corp.	5.55	02/06/53	71,497
75	RingCentral, Inc. (c)	0.00	03/15/26	61,035
55	Western Digital Corp.	1.50	02/01/24	53,295
50	Ziff Davis, Inc. (a)	1.75	11/01/26	49,125
				2,299,174
	Utilities (11.4%)
125	AEP Transmission Co. LLC	5.40	03/15/53	130,403
225	Alliant Energy Finance Co. (a)	3.60	03/01/32	199,192
200	APA Infrastructure Ltd. (Australia) (a)	4.20	03/23/25	196,015
350	Berkshire Hathaway Energy Co.	2.85	05/15/51	241,080
50	Berkshire Hathaway Energy Co.	4.60	05/01/53	45,670
175	Cleveland Electric Illuminating Co. (a)	4.55	11/15/30	170,414
200	Consorcio Transmantaro SA (Peru) (a)	4.70	04/16/34	183,180
100	Consumers Energy Co.	2.50	05/01/60	58,723
175	Dominion Energy, Inc.	5.375	11/15/32	179,517
175	DTE Electric Co.	2.95	03/01/50	123,275
50	Duke Energy Corp.	5.00	08/15/52	46,592
247	Duke Energy Indiana LLC	2.75	04/01/50	163,696
275	EDP Finance BV (Portugal) (a)	6.30	10/11/27	285,491
200	Enel Finance America LLC (Italy) (a)	2.875	07/12/41	131,832
100	Entergy Texas, Inc.	3.55	09/30/49	76,452
275	Fells Point Funding Trust (a)	3.046	01/31/27	255,391
50	Indiana Michigan Power Co.	4.25	08/15/48	42,949
150	Interstate Power and Light Co.	2.30	06/01/30	125,764
100	Interstate Power and Light Co.	3.50	09/30/49	75,490
125	Jersey Central Power & Light Co. (a)	2.75	03/01/32	104,676
396	National Fuel Gas Co.	2.95	03/01/31	318,581
125	New England Power Co. (United Kingdom) (a)	5.936	11/25/52	137,586
125	NextEra Energy Capital Holdings, Inc.	1.90	06/15/28	109,840
350	NextEra Energy Capital Holdings, Inc.	2.75	11/01/29	311,252
75	NextEra Energy Capital Holdings, Inc.	3.00	01/15/52	50,639
175	NextEra Energy Capital Holdings, Inc.	5.05	02/28/33	175,610
150	Northern States Power Co.	2.90	03/01/50	106,196
150	Pacific Gas and Electric Co.	3.30	08/01/40	106,632
125	PECO Energy Co.	3.05	03/15/51	89,049
175	Public Service Co. of Colorado, Series 34	3.20	03/01/50	129,838
300	Public Service Enterprise Group, Inc.	2.45	11/15/31	248,559
150	Southern California Edison Co.	4.00	04/01/47	123,530
175	Southern California Edison Co.	5.70	03/01/53	182,454
225	Southern Co.	4.40	07/01/46	196,333
100	Union Electric Co.	3.90	04/01/52	84,160
100	Virginia Electric and Power Co.	2.45	12/15/50	61,729
175	Virginia Electric and Power Co.	2.95	11/15/51	119,674
50	Virginia Electric and Power Co., Series C	4.625	05/15/52	45,479
275	Vistra Operations Co. LLC (a)	4.875	05/13/24	271,304
				5,704,247
	Total Corporate Bonds (Cost $51,706,362)			47,135,493

	Sovereign (0.4%)
194	Petroleos Mexicanos (Mexico) (a) (Cost $189,538)	10.00	02/07/33	186,103

	Short-Term Investments (2.3%)
	U.S. Treasury Security (1.7%)
889	U.S. Treasury Bill (e)(f) (Cost $860,397)	5.01	11/30/23	862,635

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ March 31, 2023 (unaudited) continued

NUMBER OF SHARES (000)
	Investment Company (0.6%)
285	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $284,886)		284,886
	Total Short-Term Investments (Cost $1,145,283)		1,147,521

	Total Investments (Cost $54,174,676) (h)(i)(j)	99.0%	49,616,744
	Other Assets in Excess of Liabilities	1.0	506,253
	Net Assets	100.0%	$50,122,997

SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Floating or variable rate securities: The rates disclosed are as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	Capital appreciation bond.
(d)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2023.
(e)	Rate shown is the yield to maturity at March 31, 2023.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by $215 relating to the Fund's investment in the Liquidity Funds.
(h)	Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contracts.
(i)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(j)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $761,147 and the aggregate gross unrealized depreciation is $5,270,275, resulting in net unrealized depreciation of $4,509,128.

FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2023:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	EUR	251,983	$275,153	05/11/23	$1,309
JPMorgan Chase Bank NA	GBP	203,256	$247,128	05/11/23	(3,800)
					$(2,491)

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ March 31, 2023 (unaudited) continued

FUTURES CONTRACTS:

The Fund had the following futures contracts open at March 31, 2023:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 2 yr. Note	23	Jun-23		$4,600	$4,748,422	$46,719
U.S. Treasury Long Bond	35	Jun-23		3,500	4,590,469	165,407
U.S. Treasury Ultra Bond	11	Jun-23		1,100	1,552,375	58,912
U.S. Treasury 5 yr. Note	3	Jun-23		300	328,523	9,398
Short:
German Euro-Bund Index	1	Jun-23	EUR	(100)	(147,318)	(5,563)
U.S. Treasury 10 yr. Note	28	Jun-23		$(2,800)	(3,217,813)	(87,691)
U.S. Treasury 10 yr. Ultra Note	37	Jun-23		(3,700)	(4,482,203)	(135,887)
						$51,295

EUR   —   Euro

GBP   —   British Pound

Morgan Stanley Variable Investment Series

Notes to Portfolio of Investments ▪ March 31, 2023 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the New York Stock Exchange ("NYSE"); (5) fixed income securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (6) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

In connection with Rule 2a-5 of the Act, which became effective September 8, 2022, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Commercial Mortgage-Backed Securities	$—	$1,147,627	$—	$1,147,627
Corporate Bonds	—	47,135,493	—	47,135,493
Sovereign	—	186,103	—	186,103
Total Fixed Income Securities	—	48,469,223	—	48,469,223
Short-Term Investments
U.S. Treasury Security	—	862,635	—	862,635
Investment Company	284,886	—	—	284,886
Total Short-Term Investments	284,886	862,635	—	1,147,521
Foreign Currency Forward Exchange Contract	—	1,309	—	1,309
Futures Contracts	280,436	—	—	280,436
Total Assets	565,322	49,333,167	—	49,898,489
Liabilities:
Foreign Currency Forward Exchange Contract	—	(3,800)	—	(3,800)
Futures Contracts	(229,141)	—	—	(229,141)
Total Liabilities	(229,141)	(3,800)	—	(232,941)
Total	$336,181	$49,329,367	$—	$49,665,548

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.